CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Current assets:
Cash and cash equivalents	$ 196,662	$ 178,055
Restricted cash	2,459	0
Accounts receivables from non-affiliates	166,038	203,631
Accounts receivable from affiliates	14,645	13,160
Inventories	82,419	121,308
Assets held for sale	32,401	5,350
Prepaid expenses and other current assets	29,527	44,009
Total current assets	524,151	565,513
Investment in unconsolidated affiliates	110,058	118,203
Property and equipment - at cost:
Land and buildings	160,069	244,273
Aircraft and equipment	741,245	2,497,622
Total property and equipment, at cost	901,314	2,741,895
Less - Accumulated depreciation and amortization	(24,560)	(907,715)
Total property and equipment, net	876,754	1,834,180
Right-of-use asset	305,962	0
Goodwill	0	18,436
Other assets	128,336	116,267
Total assets	1,945,261	2,652,599
Current liabilities:
Accounts payable	52,110	99,573
Accrued wages, benefits and related taxes	42,852	48,151
Income taxes payable	1,743	3,646
Other accrued taxes	4,583	6,729
Deferred revenue	12,053	11,932
Accrued maintenance and repairs	31,072	24,337
Accrued interest	832	17,174
Current portion of operating lease liabilities	81,484	0
Other accrued liabilities	25,510	38,679
Short-term borrowings and current maturities of long-term debt	45,739	1,418,630
Total current liabilities	297,978	1,668,851
Long-term debt, less current maturities	515,385	8,223
Accrued pension liabilities	17,855	25,726
Preferred stock embedded derivative	286,182	0
Other liabilities and deferred credits	4,490	26,229
Deferred taxes	22,775	111,203
Long-term operating lease liabilities	224,595	0
Commitments and contingencies (Note 11)
Mezzanine equity preferred stock: $.0001 par value, 6,824,582 issued and outstanding as of March 31, 2020	149,785	0
Stockholders' investment:
Common stock	1	386
Additional paid-in capital	295,897	862,020
Retained earnings	139,228	455,598
Accumulated other comprehensive loss	(8,641)	(327,989)
Treasury shares, at cost (2,756,419 shares)		(184,796)
Total Bristow Group stockholders' investment	426,485	805,219
Noncontrolling interests	(269)	7,148
Total stockholders' investment	426,216	812,367
Total liabilities, mezzanine equity and stockholders' investment	$ 1,945,261	$ 2,652,599